UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-04670

Deutsche DWS Global/International Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	8/31

Date of reporting period:	2/29/2024

ITEM 1.	REPORT TO STOCKHOLDERS

(a)

February 29, 2024
Semiannual Report
to Shareholders
DWS ESG International Core Equity Fund

Contents
4	Performance Summary
7	Portfolio Management Team
8	Portfolio Summary
10	Investment Portfolio
16	Statement of Assets and Liabilities
18	Statement of Operations
19	Statements of Changes in Net Assets
20	Financial Highlights
24	Notes to Financial Statements
34	Other Information
35	Information About Your Fund’s Expenses
37	Liquidity Risk Management
38	Advisory Agreement Board Considerations and Fee Evaluation
43	Account Management Resources
This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE
NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS ESG International Core Equity Fund

Stocks may decline in value. Incorporation of environmental, social and governance (ESG) criteria in the Fund’s investment strategy does not guarantee a return or protect against a loss, limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. The impact of the use of quantitative models and the analysis of specific metrics on a stock’s performance can be difficult to predict, and stocks that previously possessed certain desirable quantitative characteristics may not continue to demonstrate those same characteristics in the future. Quantitative models also entail the risk that the models themselves may be limited or incorrect. The Fund’s use of forward currency contracts may not be successful in hedging currency exchange rate changes and could eliminate some or all of the benefit of an increase in the value of a foreign currency versus the US dollar. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.
ESG criteria are a set of standards for a company’s operations that socially conscious investors use to screen potential investments: Environmental (how a company performs as a steward of nature); Social (how a company manages relationships with employees, suppliers, customers and communities); Governance (company’s leadership, executive pay, shareholder rights, etc).
War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises, natural disasters, climate change and related geopolitical events have led and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments.

DWS ESG International Core Equity Fund	|	3

Performance SummaryFebruary 29, 2024 (Unaudited)

Class A	6-Month‡	1-Year	5-Year	Life of Fund*
Average Annual Total Returns as of 2/29/24
Unadjusted for Sales Charge	7.57%	12.55%	6.74%	4.66%
Adjusted for the Maximum Sales Charge (max 5.75% load)	1.38%	6.08%	5.49%	3.99%
MSCI EAFE® Index†	9.23%	14.41%	6.77%	5.23%
Average Annual Total Returns as of 12/31/23 (most recent calendar quarter end)
Unadjusted for Sales Charge		16.27%	8.30%	4.48%
Adjusted for the Maximum Sales Charge (max 5.75% load)		9.59%	7.02%	3.80%
MSCI EAFE® Index†		18.24%	8.16%	5.06%

Class C	6-Month‡	1-Year	5-Year	Life of Fund*
Average Annual Total Returns as of 2/29/24
Unadjusted for Sales Charge	7.16%	11.77%	5.95%	3.88%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	6.16%	11.77%	5.95%	3.88%
MSCI EAFE® Index†	9.23%	14.41%	6.77%	5.23%
Average Annual Total Returns as of 12/31/23 (most recent calendar quarter end)
Unadjusted for Sales Charge		15.41%	7.47%	3.70%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		15.41%	7.47%	3.70%
MSCI EAFE® Index†		18.24%	8.16%	5.06%

Class S	6-Month‡	1-Year	5-Year	Life of Fund*
Average Annual Total Returns as of 2/29/24
No Sales Charges	7.70%	12.76%	6.95%	4.84%
MSCI EAFE® Index†	9.23%	14.41%	6.77%	5.23%
Average Annual Total Returns as of 12/31/23 (most recent calendar quarter end)
No Sales Charges		16.48%	8.51%	4.67%
MSCI EAFE® Index†		18.24%	8.16%	5.06%

4	|	DWS ESG International Core Equity Fund

Institutional Class	6-Month‡	1-Year	5-Year	Life of Fund*
Average Annual Total Returns as of 2/29/24
No Sales Charges	7.66%	12.79%	7.01%	4.92%
MSCI EAFE® Index†	9.23%	14.41%	6.77%	5.23%
Average Annual Total Returns as of 12/31/23 (most recent calendar quarter end)
No Sales Charges		16.50%	8.56%	4.74%
MSCI EAFE® Index†		18.24%	8.16%	5.06%
Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.
The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2023 are 3.80%, 4.56%, 3.59%, and 3.52% for Class A, Class C, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.
Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Prior to October 1, 2019, the Fund had a sub-advisor and a different investment management team that operated with a different investment strategy. Performance would have been different if the Fund’s current investment strategy had been in effect.
Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

DWS ESG International Core Equity Fund	|	5

Growth of an Assumed $10,000 Investment
(Adjusted for Maximum Sales Charge)

Yearly periods ended February 29

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.
The growth of $10,000 is cumulative.
Performance of other share classes will vary based on the sales charges and the fee structure of those classes.
*	The Fund commenced operations on November 11, 2014.
†
The Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East
(EAFE®) Index is an unmanaged equity index which captures large and mid-capitalization representation across 21 developed markets countries around the world, excluding the
U.S. and Canada. It covers approximately 85% of the free float-adjusted market capitalization in each country.

‡	Total returns shown for periods less than one year are not annualized.

	Class A	Class C	Class S	Institutional Class
Net Asset Value
2/29/24	$13.34	$13.11	$13.37	$13.41
8/31/23	$12.87	$12.60	$12.91	$12.96
Distribution Information as of 2/29/24
Income Dividends, Six Months	$.49	$.38	$.51	$.52

6	|	DWS ESG International Core Equity Fund

Portfolio Management Team
Pankaj Bhatnagar, PhD, Head of Investment Strategy Equity
Portfolio Manager of the Fund. Began managing the Fund in 2019.
—Joined DWS in 2000 with seven years of industry experience; previously, served in Quantitative Strategy roles at Nomura Securities, Credit Suisse and Salomon Brothers.
—Head of Core Equity and Head of Systematic and Quantitative Management: Americas.
—Degree in Civil Engineering, Indian Institute of Technology; MBA, Kent State University; PhD in Finance, University of North Carolina at Chapel Hill.
Arno V. Puskar, Senior Portfolio Manager Equity
Portfolio Manager of the Fund through May 15, 2024. Began managing the Fund in 2019.
—Joined DWS in 1987.
—Portfolio Manager for US Equities and Quantitative Analyst: New York.
—BS in Industrial Engineering from Lehigh University; MBA from Pepperdine University.
Hiten Shah, Portfolio Manager Equity
Portfolio Manager of the Fund beginning May 15, 2024.
—Joined DWS in 2017 with 19 years of industry experience; previously, Senior Consultant at the firm with responsibility for the implementation of BlackRock’s Aladdin platform in the US; Portfolio Manager for multi-asset portable alpha strategies at Oppenheimer Funds; Portfolio Manager for global macro and fixed income at various companies, including True North Partners, HSBC, Societe General and GE; and Analyst, Metlife Investments.
—Portfolio Manager for Quantitative Equity: New York.
—BA in Economics, Rutgers University.

DWS ESG International Core Equity Fund	|	7

Portfolio Summary(Unaudited)
Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	2/29/24	8/31/23
Common Stocks	98%	97%
Cash Equivalents	1%	1%
Exchange-Traded Funds	1%	2%
	100%	100%

Sector Diversification (As a % of Investment Portfolio excluding Exchange-Traded Funds, Securities Lending Collateral and Cash Equivalents)	2/29/24	8/31/23
Financials	18%	19%
Industrials	15%	16%
Health Care	14%	15%
Consumer Discretionary	13%	12%
Information Technology	10%	7%
Consumer Staples	9%	10%
Materials	7%	7%
Energy	5%	5%
Communication Services	4%	4%
Utilities	3%	3%
Real Estate	2%	2%
	100%	100%

Geographical Diversification (As a % of Investment Portfolio excluding Securities Lending Collateral and Cash Equivalents)	2/29/24	8/31/23
Japan	23%	23%
United Kingdom	13%	11%
France	11%	11%
Switzerland	11%	12%
Germany	10%	7%
Australia	7%	8%
Netherlands	6%	5%
Sweden	4%	3%
Denmark	3%	4%
Hong Kong	3%	3%
Spain	2%	2%
Ireland	2%	2%
Italy	1%	2%
Finland	1%	2%
Norway	0%	2%
Other	3%	3%
	100%	100%

8	|	DWS ESG International Core Equity Fund

Ten Largest Equity Holdings at February 29, 2024 (23.9% of Net Assets)	Country	Percent
1ASML Holding NV	Netherlands	3.7%
Developer of semiconductor manufacturing equipment
2Novo Nordisk AS	Denmark	3.4%
Developer of pharmaceutical products
3LVMH Moet Hennessy Louis Vuitton SE	France	2.8%
Diversified luxury goods group
4Nestle SA	Switzerland	2.7%
Multinational company that markets a wide range of food products
5Shell PLC	United Kingdom	2.2%
Explores, produces, and refines petroleum
6Mitsubishi UFJ Financial Group, Inc.	Japan	2.0%
Provider of commercial banking and a variety of financial services
7Allianz SE	Germany	1.8%
Provider of multi-line insurance services
8RELX PLC	United Kingdom	1.8%
Provider of information and analytics for professional and business customers across industries
9Stellantis NV	Netherlands	1.8%
Manufacturer and producer of automobiles, commercial vehicles and metallurgical products
10Sumitomo Mitsui Financial Group, Inc.	Japan	1.7%
Provider of commercial banking and a variety of financial services
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 10. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 43 for contact information.

DWS ESG International Core Equity Fund	|	9

Investment Portfolioas of February 29, 2024 (Unaudited)

	Shares	Value ($)
Common Stocks 98.5%
Australia 6.7%
Aurizon Holdings Ltd.	17,850	44,289
BHP Group Ltd.	3,087	88,395
Brambles Ltd.	5,891	57,766
Endeavour Group Ltd.	13,902	49,709
IGO Ltd.	6,743	34,891
Macquarie Group Ltd.	471	59,668
Treasury Wine Estates Ltd.	10,525	84,558
Woodside Energy Group Ltd.	1,505	29,690
Woolworths Group Ltd.	2,989	63,445
(Cost $593,007)		512,411
Belgium 0.9%
KBC Group NV (Cost $72,852)	1,043	73,108
Denmark 3.4%
Novo Nordisk AS “B” (Cost $46,640)	2,173	258,596
Finland 1.4%
Kone Oyj “B”	1,101	53,831
Neste Oyj	1,831	50,163
(Cost $105,467)		103,994
France 10.9%
Aeroports de Paris SA	226	30,717
Arkema SA	580	60,117
BNP Paribas SA	1,823	109,339
Capgemini SE	468	113,717
Danone SA	1,252	79,976
Kering SA	92	42,317
LVMH Moet Hennessy Louis Vuitton SE	233	212,571
Renault SA	1,118	46,673
Schneider Electric SE	186	42,234
STMicroelectronics NV	1,046	47,365
TotalEnergies SE	478	30,476
Worldline SA 144A*	1,841	21,171
(Cost $644,768)		836,673
Germany 9.6%
adidas AG	198	40,074
Allianz SE (Registered)	511	140,348
BASF SE	1,729	88,204
The accompanying notes are an integral part of the financial statements.

10	|	DWS ESG International Core Equity Fund

	Shares	Value ($)
Bayerische Motoren Werke AG	476	56,273
Deutsche Boerse AG	535	112,076
HelloFresh SE*	1,543	21,372
Merck KGaA	293	50,004
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	87	40,517
Puma SE	1,288	59,201
SAP SE	211	39,474
Siemens AG (Registered)	222	43,904
Volkswagen AG	272	42,728
(Cost $584,060)		734,175
Hong Kong 3.3%
Budweiser Brewing Co., APAC Ltd. 144A	24,500	39,505
HKT Trust & HKT Ltd. (Units)	74,000	90,209
Hong Kong Exchanges & Clearing Ltd.	1,000	30,876
Prudential PLC	9,231	90,501
(Cost $332,402)		251,091
Ireland 1.7%
CRH PLC	519	43,774
Kingspan Group PLC	951	85,794
(Cost $89,181)		129,568
Italy 1.4%
Moncler SpA (Cost $20,588)	1,536	110,683
Japan 23.2%
ANA Holdings, Inc.*	1,200	26,165
Astellas Pharma, Inc.	4,200	46,318
Canon, Inc.	1,800	52,636
Chugai Pharmaceutical Co., Ltd.	2,800	112,069
Daiichi Sankyo Co., Ltd.	1,900	63,207
Daiwa House Industry Co., Ltd.	1,400	40,535
Hitachi Construction Machinery Co., Ltd.	1,400	40,510
Hulic Co., Ltd.	3,400	33,932
Inpex Corp.	4,000	53,928
Japan Post Bank Co., Ltd.	9,600	102,336
KDDI Corp.	2,500	75,997
Mitsubishi Corp.	5,700	122,305
Mitsubishi UFJ Financial Group, Inc.	15,100	155,288
Mitsui & Co., Ltd.	2,800	122,689
Murata Manufacturing Co., Ltd.	2,100	42,449
Nippon Building Fund, Inc. (REIT)	5	19,248
Nippon Steel Corp.	3,600	89,524
The accompanying notes are an integral part of the financial statements.

DWS ESG International Core Equity Fund	|	11

	Shares	Value ($)
Nippon Telegraph & Telephone Corp.	30,000	36,530
Nomura Real Estate Holdings, Inc.	1,100	27,309
Obayashi Corp.	3,900	37,767
Sony Group Corp.	400	34,596
Sumitomo Mitsui Financial Group, Inc.	2,400	133,825
Takeda Pharmaceutical Co., Ltd.	3,000	87,811
Terumo Corp.	1,600	62,381
Tokio Marine Holdings, Inc.	1,400	40,893
Tokyo Electron Ltd.	300	74,513
Toyota Motor Corp.	1,700	41,177
(Cost $1,342,199)		1,775,938
Netherlands 5.9%
ASML Holding NV	298	281,602
Prosus NV	1,236	36,122
Stellantis NV	5,132	134,083
(Cost $179,415)		451,807
Norway 0.5%
DNB Bank ASA (Cost $29,856)	1,765	35,258
Singapore 0.5%
Singapore Telecommunications Ltd. (Cost $46,214)	23,800	41,488
Spain 1.9%
Grifols SA*	4,019	34,501
Iberdrola SA	9,420	108,143
(Cost $168,327)		142,644
Sweden 3.5%
Assa Abloy AB “B”	2,926	83,463
Getinge AB “B”	947	18,761
Hexagon AB “B”	6,743	79,040
Skanska AB “B”	1,464	26,974
Svenska Handelsbanken AB “A”	4,941	59,107
(Cost $219,272)		267,345
Switzerland 10.6%
ABB Ltd. (Registered)	2,041	94,270
Kuehne & Nagel International AG (Registered)	185	62,345
Lonza Group AG (Registered)	189	98,271
Nestle SA (Registered)	2,007	208,173
Novartis AG (Registered)	1,061	107,769
Sandoz Group AG*	1,431	44,465
Sika AG (Registered)	396	114,487
The accompanying notes are an integral part of the financial statements.

12	|	DWS ESG International Core Equity Fund

	Shares	Value ($)
Straumann Holding AG (Registered)	180	28,386
Swiss Prime Site AG (Registered)	550	52,563
(Cost $566,945)		810,729
United Kingdom 13.1%
Ashtead Group PLC	855	61,395
AstraZeneca PLC	256	32,254
BP PLC	3,932	22,866
Compass Group PLC	4,025	110,498
Diageo PLC	3,568	133,671
HSBC Holdings PLC	4,663	36,256
London Stock Exchange Group PLC	325	36,409
M&G PLC	28,349	80,635
National Grid PLC	6,960	91,267
RELX PLC	3,117	136,474
Rio Tinto PLC	521	33,392
Shell PLC	5,404	167,699
SSE PLC	1,456	29,887
Vodafone Group PLC	33,420	29,395
(Cost $820,337)		1,002,098
Total Common Stocks (Cost $5,861,530)		7,537,606
Exchange-Traded Funds 0.6%
iShares ESG Aware MSCI EAFE ETF (a) (Cost $41,964)	593	45,821
Securities Lending Collateral 0.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 5.27% (b) (c) (Cost $31,500)	31,500	31,500
Cash Equivalents 1.4%
DWS Central Cash Management Government Fund, 5.35% (b) (Cost $104,388)	104,388	104,388

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $6,039,382)	100.9	7,719,315
Other Assets and Liabilities, Net	(0.9)	(71,343)
Net Assets	100.0	7,647,972
The accompanying notes are an integral part of the financial statements.

DWS ESG International Core Equity Fund	|	13

A summary of the Fund’s transactions with affiliated investments during the period ended February 29, 2024 are as follows:
Value ($) at 8/31/2023	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 2/29/2024	Value ($) at 2/29/2024
Securities Lending Collateral 0.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 5.27% (b) (c)
73,750	—	42,250 (d)	—	—	223	—	31,500	31,500
Cash Equivalents 1.4%
DWS Central Cash Management Government Fund, 5.35% (b)
92,251	487,404	475,267	—	—	1,556	—	104,388	104,388
166,001	487,404	517,517	—	—	1,779	—	135,888	135,888

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, “Other Assets and
Liabilities, Net”  may include pending sales that are also on loan. The value of securities loaned at February 29, 2024 amounted to $30,908, which is 0.4% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 29, 2024.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

EAFE: Europe, Australasia and Far East
MSCI: Morgan Stanley Capital International
REIT: Real Estate Investment Trust
The accompanying notes are an integral part of the financial statements.

14	|	DWS ESG International Core Equity Fund

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 29, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$512,411	$—	$512,411
Belgium	—	73,108	—	73,108
Denmark	—	258,596	—	258,596
Finland	—	103,994	—	103,994
France	—	836,673	—	836,673
Germany	—	734,175	—	734,175
Hong Kong	—	251,091	—	251,091
Ireland	—	129,568	—	129,568
Italy	—	110,683	—	110,683
Japan	—	1,775,938	—	1,775,938
Netherlands	—	451,807	—	451,807
Norway	—	35,258	—	35,258
Singapore	—	41,488	—	41,488
Spain	—	142,644	—	142,644
Sweden	—	267,345	—	267,345
Switzerland	—	810,729	—	810,729
United Kingdom	—	1,002,098	—	1,002,098
Exchange-Traded Funds	45,821	—	—	45,821
Short-Term Investments (a)	135,888	—	—	135,888
Total	$181,709	$7,537,606	$—	$7,719,315

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

DWS ESG International Core Equity Fund	|	15

Statement of Assets and Liabilities
as of February 29, 2024 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $5,903,494) — including $30,908 of securities loaned	$7,583,427
Investment in DWS Government & Agency Securities Portfolio (cost $31,500)*	31,500
Investment in DWS Central Cash Management Government Fund (cost $104,388)	104,388
Foreign currency, at value (cost $11,124)	11,148
Dividends receivable	9,261
Interest receivable	15
Foreign taxes recoverable	22,881
Due from Advisor	10,729
Other assets	31,728
Total assets	7,805,077
Liabilities
Payable upon return of securities loaned	31,500
Payable for investments purchased	53,715
Accrued Directors' fees	423
Other accrued expenses and payables	71,467
Total liabilities	157,105
Net assets, at value	$7,647,972
Net Assets Consist of
Distributable earnings (loss)	(8,953,712)
Paid-in capital	16,601,684
Net assets, at value	$7,647,972
*
Represents collateral on securities loaned.
The accompanying notes are an integral part of the financial statements.

16	|	DWS ESG International Core Equity Fund

Statement of Assets and Liabilities as of February 29, 2024 (Unaudited) (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($3,891,603 ÷ 291,782 shares of capital stock outstanding, $.01 par value, 50,000,000 shares authorized)	$13.34
Maximum offering price per share (100 ÷ 94.25 of $13.34)	$14.15
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($133,385 ÷ 10,177 shares of capital stock outstanding, $.01 par value, 50,000,000 shares authorized)	$13.11
Class S
Net Asset Value, offering and redemption price per share ($1,886,622 ÷ 141,074 shares of capital stock outstanding, $.01 par value, 50,000,000 shares authorized)	$13.37
Institutional Class
Net Asset Value, offering and redemption price per share ($1,736,362 ÷ 129,445 shares of capital stock outstanding, $.01 par value, 50,000,000 shares authorized)	$13.41
The accompanying notes are an integral part of the financial statements.

DWS ESG International Core Equity Fund	|	17

Statement of Operations
for the six months ended February 29, 2024 (Unaudited)

Investment Income
Income:
Dividends (net of foreign taxes withheld of $3,485)	$53,435
Income distributions — DWS Central Cash Management Government Fund	1,556
Affiliated securities lending income	223
Total income	55,214
Expenses:
Management fee	16,227
Administration fee	3,498
Services to shareholders	5,684
Distribution and service fees	5,399
Custodian fee	3,213
Audit fee	32,324
Legal fees	11,886
Tax fees	2,984
Reports to shareholders	12,740
Registration fees	29,071
Directors' fees and expenses	1,092
Other	9,937
Total expenses before expense reductions	134,055
Expense reductions	(106,355)
Total expenses after expense reductions	27,700
Net investment income	27,514
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	144,271
Foreign currency	2,388
146,659
Change in net unrealized appreciation (depreciation) on:
Investments	368,209
Foreign currency	(2,050)
366,159
Net gain (loss)	512,818
Net increase (decrease) in net assets resulting from operations	$540,332
The accompanying notes are an integral part of the financial statements.

18	|	DWS ESG International Core Equity Fund

Statements of Changes in Net Assets
	Six Months Ended February 29, 2024	Year Ended August 31,
Increase (Decrease) in Net Assets	(Unaudited)	2023
Operations:
Net investment income	$27,514	$166,149
Net realized gain (loss)	146,659	(83,698)
Change in net unrealized appreciation (depreciation)	366,159	1,102,477
Net increase (decrease) in net assets resulting from operations	540,332	1,184,928
Distributions to shareholders:
Class A	(136,475)	(61,303)
Class C	(5,819)	(8,113)
Class S	(70,021)	(40,595)
Institutional Class	(66,384)	(34,983)
Total distributions	(278,699)	(144,994)
Fund share transactions:
Proceeds from shares sold	355,245	1,135,130
Reinvestment of distributions	277,041	144,036
Payments for shares redeemed	(666,319)	(2,099,799)
Net increase (decrease) in net assets from Fund share transactions	(34,033)	(820,633)
Increase (decrease) in net assets	227,600	219,301
Net assets at beginning of period	7,420,372	7,201,071
Net assets at end of period	$7,647,972	$7,420,372

The accompanying notes are an integral part of the financial statements.

DWS ESG International Core Equity Fund	|	19

Financial Highlights
DWS ESG International Core Equity Fund — Class A
	Six Months Ended 2/29/24	Years Ended August 31,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$12.87	$11.11	$14.53	$11.50	$11.13	$12.19
Income (loss) from investment operations:
Net investment income[a]	.04	.27	.22	.13	.07	.16
Net realized and unrealized gain (loss)	.92	1.73	(3.49)	3.05	.63	(1.02)
Total from investment operations	.96	2.00	(3.27)	3.18	.70	(.86 )
Less distributions from:
Net investment income	(.49 )	(.24 )	(.15 )	(.15 )	(.33 )	(.20 )
Net asset value, end of period	$13.34	$12.87	$11.11	$14.53	$11.50	$11.13
Total Return (%)[b,c]	7.57 *	18.12	(22.67)	27.86	6.24	(6.75)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	4	3	3	4	3	4
Ratio of expenses before expense reductions (%)	3.80 **	3.82	3.55	3.04	2.47	1.82
Ratio of expenses after expense reductions (%)	.85 **	.85	1.22	1.25	1.13	1.13
Ratio of net investment income (%)	.67 **	2.21	1.66	1.00	.65	1.44
Portfolio turnover rate (%)	12 *	6	27	38	68	100

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

20	|	DWS ESG International Core Equity Fund

DWS ESG International Core Equity Fund — Class C
	Six Months Ended 2/29/24	Years Ended August 31,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$12.60	$10.88	$14.22	$11.26	$10.89	$11.93
Income (loss) from investment operations:
Net investment income (loss)[a]	.01	.17	.11	.02	(.01 )	.06
Net realized and unrealized gain (loss)	.88	1.69	(3.41)	2.99	.62	(.97 )
Total from investment operations	.89	1.86	(3.30)	3.01	.61	(.91 )
Less distributions from:
Net investment income	(.38 )	(.14 )	(.04 )	(.05 )	(.24 )	(.13 )
Net asset value, end of period	$13.11	$12.60	$10.88	$14.22	$11.26	$10.89
Total Return (%)[b,c]	7.16 *	17.28	(23.31)	26.93	5.51	(7.48)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.1	.4	1	1	1	2
Ratio of expenses before expense reductions (%)	4.72 **	4.58	4.28	3.78	3.19	2.57
Ratio of expenses after expense reductions (%)	1.60 **	1.60	1.97	1.98	1.88	1.88
Ratio of net investment income (loss) (%)	.17 **	1.46	.88	.18	(.12 )	.53
Portfolio turnover rate (%)	12 *	6	27	38	68	100

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS ESG International Core Equity Fund	|	21

DWS ESG International Core Equity Fund — Class S
	Six Months Ended 2/29/24	Years Ended August 31,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$12.91	$11.16	$14.59	$11.55	$11.18	$12.24
Income (loss) from investment operations:
Net investment income[a]	.06	.29	.25	.13	.06	.10
Net realized and unrealized gain (loss)	.91	1.72	(3.50)	3.09	.67	(.94 )
Total from investment operations	.97	2.01	(3.25)	3.22	.73	(.84 )
Less distributions from:
Net investment income	(.51 )	(.26 )	(.18 )	(.18 )	(.36 )	(.22 )
Net asset value, end of period	$13.37	$12.91	$11.16	$14.59	$11.55	$11.18
Total Return (%)[b]	7.70 *	18.30	(22.55)	28.10	6.54	(6.60)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2	2	2	2	3	8
Ratio of expenses before expense reductions (%)	3.60 **	3.61	3.31	2.84	2.23	1.63
Ratio of expenses after expense reductions (%)	.65 **	.65	1.02	1.04	.92	.93
Ratio of net investment income (%)	.88 **	2.39	1.90	.99	.53	.89
Portfolio turnover rate (%)	12 *	6	27	38	68	100

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

22	|	DWS ESG International Core Equity Fund

DWS ESG International Core Equity Fund — Institutional Class
	Six Months Ended 2/29/24	Years Ended August 31,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$12.96	$11.19	$14.63	$11.59	$11.21	$12.28
Income (loss) from investment operations:
Net investment income[a]	.06	.30	.25	.16	.05	.25
Net realized and unrealized gain (loss)	.91	1.74	(3.50)	3.07	.70	(1.09)
Total from investment operations	.97	2.04	(3.25)	3.23	.75	(.84 )
Less distributions from:
Net investment income	(.52 )	(.27 )	(.19 )	(.19 )	(.37 )	(.23 )
Net asset value, end of period	$13.41	$12.96	$11.19	$14.63	$11.59	$11.21
Total Return (%)[b]	7.66 *	18.38	(22.50)	28.16	6.58	(6.52)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2	2	2	3	3	19
Ratio of expenses before expense reductions (%)	3.53 **	3.54	3.25	2.76	2.16	1.49
Ratio of expenses after expense reductions (%)	.60 **	.60	.98	.99	.87	.88
Ratio of net investment income (%)	.93 **	2.44	1.86	1.22	.40	2.28
Portfolio turnover rate (%)	12 *	6	27	38	68	100

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS ESG International Core Equity Fund	|	23

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS ESG International Core Equity Fund (the “Fund” ) is a diversified series of Deutsche DWS Global/International Fund, Inc. (the “Corporation” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Maryland corporation.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of their financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund

24	|	DWS ESG International Core Equity Fund

pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities and exchange-traded funds (“ETFs” ) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Equity securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of

DWS ESG International Core Equity Fund	|	25

the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Securities Lending. National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended February 29, 2024, the Fund invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.11% annualized effective rate as of February 29, 2024) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of February 29, 2024, the Fund had securities on loan, which were classified as exchange-traded funds in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at

26	|	DWS ESG International Core Equity Fund

period end. As of period end, the remaining contractual maturity of the collateral agreements was overnight and continuous.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.
At August 31, 2023, the Fund had net tax basis capital loss carryforwards of approximately $10,599,000, including short-term losses ($10,584,000) and long-term losses ($15,000), which may be applied against realized net taxable capital gains indefinitely.
At February 29, 2024, the aggregate cost of investments for federal income tax purposes was $6,189,576. The net unrealized appreciation for all investments based on tax cost was $1,529,739. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $2,140,021 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $610,282.
The Fund has reviewed the tax positions for the open tax years as of August 31, 2023 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial

DWS ESG International Core Equity Fund	|	27

statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss and income received from passive foreign investment companies. The Fund may utilize a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Corporation arising in connection with a specific fund are allocated to that Fund. Other Corporation expenses which cannot be directly attributed to a fund are apportioned among the funds in the Corporation based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

28	|	DWS ESG International Core Equity Fund

B.
Purchases and Sales of Securities
During the six months ended February 29, 2024, purchases and sales of investment securities (excluding short-term investments) aggregated $893,416 and $1,189,305, respectively.
C.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly at the annual rate (exclusive of any applicable waivers/reimbursements) of 0.45%.
For the period from September 1, 2023 through November 30, 2024, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	.85%
Class C	1.60%
Class S	.65%
Institutional Class	.60%
For the six months ended February 29, 2024, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$52,616
Class C	3,640
Class S	25,921
Institutional Class	24,178
$106,355
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the

DWS ESG International Core Equity Fund	|	29

Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended February 29, 2024, the Administration Fee was $3,498, of which $578 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended February 29, 2024, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at February 29, 2024
Class A	$374	$124
Class C	82	26
Class S	877	316
Institutional Class	73	31
	$1,406	$497
In addition, for the six months ended February 29, 2024, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$2,094
Class C	262
Class S	631
Institutional Class	745
$3,732
Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements

30	|	DWS ESG International Core Equity Fund

with various firms at various rates for sales of Class C shares. For the six months ended February 29, 2024, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at February 29, 2024
Class C	$876	$87
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A and C shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended February 29, 2024, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at February 29, 2024	Annualized Rate
Class A	$4,237	$1,607.24%
Class C	286	76.25%
	$4,523	$1,683
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended February 29, 2024 aggregated $2.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended February 29, 2024, there was no CDSC for Class C Shares. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended February 29, 2024, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $793, of which $170 is unpaid.
Directors' Fees and Expenses. The Fund paid retainer fees to each Director not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality,

DWS ESG International Core Equity Fund	|	31

maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.
D.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at February 29, 2024.
E.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended February 29, 2024		Year Ended August 31, 2023
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	25,264	$320,653	51,275	$643,345
Class C	361	4,603	1,125	13,830
Class S	1,425	18,429	8,563	109,398
Institutional Class	917	11,560	29,718	368,557
		$355,245		$1,135,130

32	|	DWS ESG International Core Equity Fund

	Six Months Ended February 29, 2024		Year Ended August 31, 2023
	Shares	Dollars	Shares	Dollars
Shares issued to shareholders in reinvestment of distributions
Class A	10,476	$134,817	5,225	$60,345
Class C	459	5,819	714	8,113
Class S	5,428	70,021	3,506	40,595
Institutional Class	5,130	66,384	3,013	34,983
		$277,041		$144,036
Shares redeemed
Class A	(14,627)	$(185,124)	(58,384)	$(700,814)
Class C	(25,062)	(310,784)	(31,142)	(380,250)
Class S	(4,550)	(57,599)	(29,167)	(372,254)
Institutional Class	(8,763)	(112,812)	(55,971)	(646,481)
		$(666,319)		$(2,099,799)
Net increase (decrease)
Class A	21,113	$270,346	(1,884)	$2,876
Class C	(24,242)	(300,362)	(29,303)	(358,307)
Class S	2,303	30,851	(17,098)	(222,261)
Institutional Class	(2,716)	(34,868)	(23,240)	(242,941)
		$(34,033)		$(820,633)

DWS ESG International Core Equity Fund	|	33

Other Information (Unaudited)
Regulatory Update — Tailored Shareholder Report
Effective January 24, 2023, the SEC amended the rules for mutual fund and exchange-traded fund (“ETF” ) annual and semi-annual shareholder reports. The amended rules apply to mutual funds and ETFs that are registered on Form N-1A (i.e., open-end funds) and implement a new streamlined disclosure framework requiring “concise and visually engaging”  shareholder reports highlighting key information, including a simplified expense presentation, performance information, portfolio holdings and certain fund statistics. The amended rules seek to simplify shareholder reporting by consolidating investor friendly data in one report and moving other data to Form N-CSR, creating a layered disclosure framework. Certain information from the Fund’s current shareholder reports, including the Fund’s investment portfolio, financial statements and financial highlights, will move to Form N-CSR. This information must be available online, delivered free of charge upon request and filed on a semiannual basis on Form N-CSR. Notably, the amended rules will require mutual funds and ETFs to prepare separate individual shareholder reports for each fund share class. The amendments also include a revised definition of “appropriate broad-based securities market index”  that will affect performance presentations in the new streamlined reports and mutual fund and ETF prospectuses. The amended rules and related form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of the amended rules and form amendments on the content of the Fund’s current shareholder reports.

34	|	DWS ESG International Core Equity Fund

Information About Your Fund’s Expenses
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (September 1, 2023 to February 29, 2024).
The tables illustrate your Fund’s expenses in two ways:
—
Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000”  line under the share class you hold.
—
Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

DWS ESG International Core Equity Fund	|	35

Expenses and Value of a $1,000 Investment
for the six months ended February 29, 2024 (Unaudited)

Actual Fund Return	Class A	Class C	Class S	Institutional Class
Beginning Account Value 9/1/23	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/29/24	$1,075.70	$1,071.60	$1,077.00	$1,076.60
Expenses Paid per $1,000*	$4.39	$8.24	$3.36	$3.10
Hypothetical 5% Fund Return	Class A	Class C	Class S	Institutional Class
Beginning Account Value 9/1/23	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/29/24	$1,020.64	$1,016.91	$1,021.63	$1,021.88
Expenses Paid per $1,000*	$4.27	$8.02	$3.27	$3.02

*
Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratios	Class A	Class C	Class S	Institutional Class
DWS ESG International Core Equity Fund	.85%	1.60%	.65%	.60%
For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

36	|	DWS ESG International Core Equity Fund

Liquidity Risk Management
In accordance with Rule 22e-4 (the “Liquidity Rule” ) under the Investment Company Act of 1940 (the “1940 Act” ), your Fund has adopted a liquidity risk management program (the “Program” ), and the Board has designated DWS Investment Management Americas, Inc. (“DIMA” ) as Program administrator. The Program is designed to assess and manage your Fund’s liquidity risk (the risk that the Fund would be unable to meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund). DIMA has designated a committee (the “Committee” ) composed of personnel from multiple departments within DIMA and its affiliates that is responsible for the implementation and ongoing administration of the Program, which includes assessing the Fund’s liquidity risk under both normal and reasonably foreseeable stressed conditions. Under the Program, every investment held by a Fund is classified on a daily basis into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated timeframes in current market conditions without significantly changing the investment’s market value.
In February 2024, as required by the Program and the Liquidity Rule, DIMA provided the Board with an annual written report (the “Report” ) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2022 through November 30, 2023 (the “Reporting Period” ). During the Reporting Period, your Fund was invested mainly in highly liquid investments (investments that the Fund anticipates can be converted to cash within 3 business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum”  as defined in the Liquidity Rule. During the Reporting Period, the Fund did not approach the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, DIMA stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. DIMA also reported that there were no material changes made to the Program during the Reporting Period.

DWS ESG International Core Equity Fund	|	37

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Directors (hereinafter referred to as the “Board”  or “Directors” ) approved the renewal of DWS ESG International Core Equity Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2023.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Directors were independent of DIMA and its affiliates (the “Independent Directors” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, profitability, economies of scale, and fall-out benefits from a fee consultant retained by the Fund’s Independent Directors (the “Fee Consultant” ).
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Directors regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Directors were advised by the Fee Consultant as part of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA has managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group

38	|	DWS ESG International Core Equity Fund

is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2022, the Fund’s performance (Class A shares) was in the 3rd quartile, 2nd quartile and 3rd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2022.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds

DWS ESG International Core Equity Fund	|	39

(1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2022). The Board noted that, effective October 1, 2022, in connection with the 2022 contract renewal process, DIMA agreed to reduce the Fund’s contractual management fee by 0.20%. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2022, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment

40	|	DWS ESG International Core Equity Fund

management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. In this regard, the Board observed that while the Fund’s current investment management fee schedule does not include breakpoints, the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Directors and counsel present. It is possible that individual Independent Directors

DWS ESG International Core Equity Fund	|	41

may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

42	|	DWS ESG International Core Equity Fund

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial representative. You may also access our automated telephone system or speak with a Shareholder Service representative by calling: (800) 728-3337
Web Site	dws.com View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.
Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site —
dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site
— sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at
(800) 728-3337.

Portfolio Holdings
Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is posted on dws.com and is available free of charge by contacting your financial intermediary or, if you are a direct investor, by calling (800) 728-3337. In addition, the portfolio holdings listing is filed with the SEC on the Fund’s Form N-PORT and will be available on the SEC’s Web site at sec.gov. Additional portfolio holdings for the Fund are also posted on dws.com from time to time.
Please see the Fund’s current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

DWS ESG International Core Equity Fund	|	43

Investment Management
DWS Investment Management Americas, Inc. (“DIMA”  or the
“Advisor” ), which is part of the DWS Group GmbH & Co. KGaA
(“DWS Group” ), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing
mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

	Class A	Class C	Class S	Institutional Class
Nasdaq Symbol	DURAX	DURCX	DURSX	DURIX
CUSIP Number	25156A 684	25156A 676	25156A 650	25156A 668
Fund Number	1009	1309	2009	1409

44	|	DWS ESG International Core Equity Fund

Notes

Notes

Notes

222 South Riverside Plaza
Chicago, IL 60606-5808
DEICEF-3
(R-037943-10 4/24)

(b) Not applicable

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS ESG International Core Equity Fund, a series of Deutsche DWS Global/International Fund, Inc.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive

Date:	4/29/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive

Date:	4/29/2024

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	4/29/2024